Investments in and Advances to Equity Accounted Investments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Jan. 31, 2014
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Equity income		$ 13,101	$ 14,411	$ 5,228
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Return of capital	$ 15,000
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Number of stock purchase warrants (in shares)						1
Ownership percentage		11.30%	10.20%
Equity Method Investment, Quoted Market Value		$ 14,300	$ 42,100
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%
Teekay Tanker Operations Ltd [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.30%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Common Stock [Member] | Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Accounted Investments, Number of shares owned		3,400,000